Other Current Liabilities (Changes In Product Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities [Abstract]
Beginning of year	$ 1,637	$ 1,494	$ 595
New warranties	2,159	3,179	2,404
Reductions	(2,646)	(3,036)	(1,505)
Balance at end of year	$ 1,150	$ 1,637	$ 1,494